Long-Term Debt and Other Financial Liabilities, August 2021 Alpha Bank Loan Facility (Details) $ in Thousands		6 Months Ended
	Apr. 28, 2023 USD ($)	Jun. 30, 2023 USD ($) Installment	Jun. 30, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Prepayment of principal amount		$ 70,868	$ 47,910
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Prepayment of principal amount	$ 11,976
Balloon payment		$ 10,284
Tranche A [Member] | Seven Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment		7
Frequency of periodic payment		quarterly
Installment payment		$ 601
Tranche A [Member] | SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate		3.55%
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Balloon payment		$ 3,918
Tranche B [Member] | Last Eight Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment		8
Frequency of periodic payment		quarterly
Installment payment		$ 258
Tranche B [Member] | SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate		3.30%